Cover	Sep. 14, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2023
Entity File Number	001-40207
Entity Registrant Name	SILVERspac Inc.
Entity Central Index Key	0001842644
Entity Tax Identification Number	98-1578303
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7 World Trade Center
Entity Address, Address Line Two	10th Floor
Entity Address, Address Line Three	250 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	(212)
Local Phone Number	312-9265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	SLVRU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SLVR
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	SLVRW
Security Exchange Name	NASDAQ